Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Operations (Details) - Parent Company [Member]	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Operating expenses:
General and administrative expenses	$ (2,493,252)	¥ (16,916,964)	¥ (5,016,921)
Total other income/(expenses), net	(104,351)	(708,034)	207,024
Share-based compensation expenses	(160,349)	(1,087,987)
Share of loss in subsidiaries	(1,826,779)	(12,394,868)	(7,673,150)	(4,055,592)
Operating loss	(4,584,731)	(31,107,853)	(12,483,047)	(4,055,592)
Net loss attributable to Wetour Robotics Limited’s shareholders	$ (4,584,731)	¥ (31,107,853)	¥ (12,483,047)	¥ (4,055,592)